Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0001467760
Registrant Name	Apollo Commercial Real Estate Finance, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES